Shareholder's Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDER'S EQUITY

18.     SHAREHOLDER’S EQUITY

Ordinary shares

The Company was authorized to issue a total of 500,000,000 ordinary shares of a par value of $0.0001 each prior to the SPAC Transaction. The Company had only one class of issued ordinary shares and Holders of the Company’s ordinary shares are entitled to one vote for each share.

Upon the consummation of the SPAC Transaction, the Company changed the authorized ordinary shares of the Company to (i) 400,000,000 Class A Ordinary Shares of a par value of US$0.0001 each and (ii) 100,000,000 Class B Ordinary Shares of a par value of US$0.0001 each. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 15 votes, voting together as one class.

Upon the consummation of the SPAC Transaction, there were 3,896,861 ordinary shares of Orisun remain issued and outstanding which had been replaced by the ordinary shares of the Company. The Company also issued 7,188,661 ordinary shares for share incentive plan. Besides, the convertible promissory note issued to Ucommune Group was automatically converted into 24,425 ordinary shares.

Upon the consummation of the SPAC Transaction, the Company issued 6,030,670 ordinary shares for PIPE investors.

All outstanding rights prior to the SPAC transaction were converted into 499,892 ordinary shares at the same time.

Warrants

As of December 31, 2020, there were 4,673,225 warrants outstanding(including public warrants and private warrants), all of which were outstanding before the SPAC Transaction.

Each whole public warrant that was issued with units in the initial public offering (“IPO”) of Orisun in 2018 is exercisable for one ordinary share at a price of $11.50 per full share. No fractional shares will be issued upon exercise of the public warrants. The warrants became exercisable on the date of the SPAC Transaction. No public warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the public warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the public warrants is not effective within 90 days from the consummation of the SPAC Transaction, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the public warrants on a cashless basis pursuant to the exemption from registration provided by Section 3(a)(9) of the Securities Act provided that such exemption is available. If an exemption from registration is not available, holders will not be able to exercise their public warrants on a cashless basis. The public warrants will expire five years from the consummation of the SAPC Transaction or earlier upon redemption or liquidation.

The Company may redeem the outstanding public warrants, in whole and not in part, at a price of $0.01 per warrant:

•        at any time while the warrants are exercisable, ,

•        upon not less than 30 days’ prior written notice of redemption to each warrant holder,

•        if, and only if, the reported last sale price of the shares of common stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to warrant holders, and

•        if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private warrants are identical to the public warrants underlying the units sold in the initial public offering, except that the private warrants will be exercisable on a cashless basis at the holder’s option and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

The warrant was recognized as an equity instrument, which is classified within equity as additional paid-in capital.

Unit Purchase Option

There was an option purchased by the IPO underwriter of Orisun in 2019, to purchase 300,000 units exercisable at $11.50 per unit commencing on the consummation of the SPAC Transaction. In connection with the underwriter’s election to partially exercise its over-allotment option on August 28, 2019, there was an additional 33,002 unit purchase options issued to the underwriter. The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the effective date of the registration statement related to the initial public offering of Orisun (i.e., expires by August 2, 2024).